SCHEDULE OF RECONCILIATION OF ACTIVITY AND CHANGES IN FAIR VALUE (Details) - SAFE Note [Member] - Stardust Power Inc [Member] - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Balance as at December 31, 2023	$ 5,212,200
Issuance of SAFE notes	200,000	5,000,000
Change in fair value	107,900	212,200
Balance as at March 31, 2024	$ 5,520,100	$ 5,212,200